Note 5 - Share Capital (Details) - Weighted Average Option Pricing Assumptions	1 Months Ended	12 Months Ended
	Jun. 22, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 2007 Plan And 2011 Plan [Member] CAD	Dec. 31, 2012 2007 Plan And 2011 Plan [Member] CAD	Dec. 31, 2011 2007 Plan And 2011 Plan [Member] CAD
Note 5 - Share Capital (Details) - Weighted Average Option Pricing Assumptions [Line Items]
Dividend yield				0.00%	0.00%	0.00%
Expected volatility				111.61%	120.40%	116.26%
Risk-free interest rate				2.39%	1.56%	2.51%
Expected average option term (years)	10 years			9 years 219 days	8 years 73 days	9 years 219 days
Fair value of options granted (C$) (in Dollars per share)		$ 7.30	7.52	6.96	3.83	2.00